Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	ACM Research, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38273
Entity Tax Identification Number	94-3290283
Entity Address, Address Line One	42307 Osgood Road
Entity Address, Address Line Two	Suite I
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94539
City Area Code	510
Local Phone Number	445-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ACMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001680062